Interest-bearing loans and borrowings	6 Months Ended
Jun. 30, 2025
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Interest-bearing loans and borrowings
17. Interest-bearing loans and borrowings

Million US dollar	30 June 2025	31 December 2024

Unsecured bond issues	70 113	68 857
Lease liabilities	1 745	1 748
Unsecured other loans	107	100
Secured bank loans	15	16
Non-current interest-bearing loans and borrowings	71 979	70 720

Unsecured bond issues	2 713	627
Lease liabilities	589	556
Unsecured bank loans	196	94
Unsecured other loans	77	169
Secured bank loans	4	3
Current interest-bearing loans and borrowings	3 578	1 449

Interest-bearing loans and borrowings	75 558	72 169
The current and
non-current
interest-bearing loans and borrowings amount to 75.6 billion US dollar as at 30 June 2025, compared to 72.2 billion US dollar as at 31 December 2024. For more information about the company’s exposure to interest rate and foreign exposure currency risk – refer to
Note 19
Risks arising from financial instruments.
As at 30 June 2025, the company had no outstanding balance on commercial papers (31 December 2024: nil). The commercial papers include programs in US dollar and euro with a total authorized issuance up to 5.0 billion US dollar and 3.0 billion euro, respectively.
In May 2025, Anheuser-Busch InBev NV/SA (“ABISA”) completed the issuance of the following series of bonds:

Issue date	Issuer (abbreviated)	Maturity date	Currency	Aggregate principal amount (in million)	Coupon rate
12 May 2025	ABISA	19 May 2033	EUR	1 250	3.375%
12 May 2025	ABISA	19 May 2038	EUR	1 500	3.875%
12 May 2025	ABISA	19 May 2045	EUR	500	4.125%
Additionally, the company completed the tender offers of three series of notes issued by Anheuser-Busch InBev Worldwide Inc. (“ABIWW”), Anheuser-Busch Companies, LLC (“ABC”) and Anheuser-Busch InBev Finance Inc. (“ABIFI”) and repurchased 1.8 billion US dollar aggregate principal amount of these notes. The total principal amount repurchased in the tender offers is set out in the table below:

Date of repurchase	Issuer (abbreviated)	Title of series of notes partially repurchased	Currency	Original principal amount outstanding (in million)	Principal amount repurchased (in million)	Principal amount not repurchased (in million)
30 May 2025	ABIWW	4.750% Notes due 2029	USD	4 250	1 321	2 929
30 May 2025	ABIWW and ABC	4.900% Notes due 2046	USD	9 160	330	8 830
30 May 2025	ABIFI	4.900% Notes due 2046	USD	1 457	167	1 291
These tender offers were financed with cash.
Furthermore, the company also redeemed the entire outstanding principal amount of the Anheuser-Busch InBev Worldwide notes due in 2028 bearing interest at 4.000% with a principal amount of 1.6 billion US dollar.

Net debt
Net debt is defined as
non-current
and current interest-bearing loans and borrowings and bank overdrafts minus debt securities and cash and cash equivalents. Net debt is a financial performance indicator that is used by AB InBev’s management to highlight changes in the company’s overall liquidity position.

Million US dollar	30 June 2025	31 December 2024

Non-current interest-bearing loans and borrowings	71 979	70 720
Current interest-bearing loans and borrowings	3 578	1 449
Interest-bearing loans and borrowings	75 558	72 169

Bank overdrafts	21	-
Cash and cash equivalents	(7 167)	(11 174)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(105)	(99)
Debt securities (included within Investment securities)	(232)	(251)
Net debt	68 075	60 645
AB InBev’s net debt increased to 68.1 billion US dollar as at 30 June 2025, from 60.6 billion US dollar as at 31 December 2024. Aside from operating results that are net of capital expenditures, the net debt is impacted mainly by the payment of interests
and taxes (3.7 billion US dollar), the payment for the share buybacks of AB InBev and Ambev (2.2 billion US dollar), dividend payments to shareholders of AB InBev and Ambev (3.1 billion US dollar) and foreign exchange impact on net debt (2.8 billion US dollar increase of net debt).
Reconciliation of liabilities arising from financing activities
The table below details the changes in the company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the company’s consolidated cash flow statement from financing activities.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt

Balance at 1 January 2025	70 720	1 449
Proceeds from borrowings	3 502	565
Repayments of borrowings	(3 424)	(574)
Capitalization / (payment) of lease liabilities	182	(335)
Amortized cost	34	1
Unrealized foreign exchange effects	3 269	156
Current portion of long-term debt	(2 313)	2 313
(Gain)/Loss on bond redemption and other movements	8	4
Balance at 30 June 2025	71 979	3 578

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt

Balance at 1 January 2024	74 163	3 987
Proceeds from borrowings	5 296	170
Repayments of borrowings	(2 518)	(1 824)
Capitalization / (payment) of lease liabilities	188	(360)
Amortized cost	31	1
Unrealized foreign exchange effects	(791)	(96)
Current portion of long-term debt	(358)	358
(Gain)/Loss on bond redemption and other movements	(66)	3
Balance at 30 June 2024	75 944	2 240